Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of certain line items on the Statement of Changes in Net Assets Available for Benefits per the financial statements for the year ended December 31, 2025 to Form 5500:

	Per Financial Statements	Reclass for Form 5500 Purposes	Per Form 5500
Net investment gain in the Charter Communications, Inc. Defined Contribution Plans Master Trust	$244,882	$(713)	$244,169
Administrative expenses	$713	$(713)	$—